Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	For the Years Ended December 31,
	2010		2011		2012
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B
Earnings per share—basic:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share—basic	41,731	21,377	68,886	32,739	104,055	47,755
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	49,385,264	25,298,329	51,849,923	24,642,349	53,028,506	24,336,650

Denominator used for earnings per share	49,385,264	25,298,329	51,849,923	24,642,349	53,028,506	24,336,650
Earnings per share—basic	0.85	0.85	1.33	1.33	1.96	1.96

Earnings per share—diluted:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share—diluted	41,552	21,556	68,586	33,039	103,169	48,641

Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	21,556	—	33,039	—	48,641	—
Net income attributable to ordinary shareholders	63,108	21,556	101,625	33,039	151,810	48,641
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	49,385,264	25,298,329	51,849,923	24,642,349	53,028,506	24,336,650
Conversion of Class B to Class A ordinary shares	25,298,329	—	24,642,349	—	24,336,650	—
Employee stock options	5,537,040	2,102,500	5,723,560	2,086,667	4,559,409	1,912,500

Denominator used for earnings per share	80,220,633	27,400,829	82,215,832	26,729,016	81,924,565	26,249,150
Earnings per share—diluted	0.79	0.79	1.24	1.24	1.85	1.85